Share capital and share-based compensation - Summary of Stock Option Activity (Details)			3 Months Ended	6 Months Ended
	Aug. 10, 2021 shares	Jun. 24, 2021 shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Number of stock options, beginning balance (in shares)				5,296,553
Granted (in shares)				719,718
Exercised (in shares)		(25,664)	(222,505)	(222,505)
Number of stock options, ending balance (in shares)			5,793,766	5,793,766
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares				$ 2.81
Granted (in dollars per share) | $ / shares			$ 7.86	1.31
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares			$ 3.50	$ 3.50
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Exercised (in shares)	(28,779)